Ghana Expected Credit Loss	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Ghana expected credit loss	GHANA EXPECTED CREDIT LOSS

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

Ghana expected credit loss – loan advanced to contractor[1]	(41.1)	—	—
Tarkwa expected credit loss – receivable[2]	—	(29.0)	—
Total expected credit loss	(41.1)	(29.0)	—
[1]The expected credit loss provision of US$41.1 million in 2021 was raised against a contractor loan at 31 December 2021. The contractor loan (refer note 13.2) related to the financial assistance provided to a contractor at Ghana for the procurement of new fleet. See note 38 for further details.
[2]The expected credit loss provision of US$29.0 million in 2020 was raised against a receivable of US$29.0 million at 31 December 2020. The receivable related to the sale of mining fleet to a contractor at Tarkwa as part of the transition to contractor mining. During 2021, the receivable was fully written off.